Provisions - Additional Information (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information of provision [Line Items]
Contingent consideration earnout		€ 11,342,000
Provision for Indemnity		€ 311,000
Maximum exposure amount to various ongoing claims in relation to commercial agreements	€ 2,000,000
Provision in various ongoing claims in relation to commercial agreements	0
Ares acquisition
Disclosure of detailed information of provision [Line Items]
Contingent consideration earnout	€ 922,000